Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	20,000,000	20,000,000
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	70,000,000	70,000,000
Common stock, shares issued	10,592,607	7,341,607
Common stock, shares outstanding	10,592,607	7,341,607
Common Class Subject to Redemption [Member]
Common stock subject to possible redemption, par value	$ 0.0001	$ 0.0001
Common stock subject to possible redemption, shares issued	173,879	173,879
Common stock subject to possible redemption, redemption price per share	$ 11.03
Series A Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	500,000	500,000
Preferred stock, shares issued	345,528	345,528
Preferred stock, shares outstanding	345,528	345,528
Series B Convertible Preferred Stock [Member]
Preferred stock, par value	$ 1.00	$ 1.00
Preferred stock, shares authorized	3,000	3,000
Preferred stock, shares issued	3,000	2,000
Preferred stock, shares outstanding	3,000	2,000
Series C Convertible Preferred Stock [Member]
Preferred stock, par value	$ 82.46	$ 82.46
Preferred stock, shares authorized	5,000	5,000
Preferred stock, shares issued	4,851	4,851
Preferred stock, shares outstanding	4,851	4,851